Business, Liquidity and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified				12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Fair Value Liability For Price Adjustable Subscription Investment Unit Level 3 Significant unobservable inputs	Dec. 31, 2013 Fair Value Liability For Price Adjustable Subscription Investment Unit Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 15,520	$ 6,245	$ 5,070	$ 4
Expiration of unexercised units				(4)
Ending balance	$ 15,520	$ 6,245	$ 5,070
Exercise Price [Roll Forward]
Beginning balance				$ 0.89
Ending balance
Stock Price [Roll Forward]
Beginning balance				$ 0.89
Ending balance
Volatility [Roll Forward]
Beginning balance				115.00%
Ending balance
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)				2 months 12 days
Risk Free [Roll Forward]
Beginning balance
Ending balance